Right-of-use assets - Disclosure of right of use asset (Detail) $ in Thousands	12 Months Ended
Nov. 30, 2020 USD ($)
Disclosure of right Of use Asset [Abstract]
Beginning balance	$ 0
Impact of initial adoption of IFRS 16 (Note 1(a))	2,954
Amortization	(441)
Effect of change in exchange rates	105
Ending balance	$ 2,618